Leases - Minimum Future Income (Table) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Leases [Abstract]
2016	$ 89,137
2017	48,174
2018	45,965
2019	37,344
2020	35,248
Thereafter	173,881
Total minimum lease revenue, net of commissions	$ 429,749